Commitments and Contingencies (Details 1) (USD $)	Dec. 31, 2014
Future minimum rental payments for operating leases
2015	$ 327,000
2016	329,000
2017	3,000
2018	2,000
Total future minimum rental payments, operating leases	$ 661,000